(Check One): ☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL OMB Number: 3235-0058 Expires: March 31, 2008 Estimated average burden hours per response . . . 2.50 SEC FILE NUMBER 000-12950

For Period Ended: 6/30/03
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above; identify the Item(s) to which the notification relates PART I — REGISTRANT INFORMATION

PART I — REGISTRANT INFORMATION

ALLIANCE PHARMACEUTICAL CORP.

Full Name of Registrant

Former Name if Applicable

6 175 Lusk Blvd.

Address of Principal Executive Office (Street and Number)

San Diego, CA 92121

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

See EXHIBIT 1

(Attach Extra Sheets if Needed)

Persons who are to respond to the collection of Information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Duane J. Roth (Name)	(858) (Area Code)	410-5326 (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

See EXHIBIT 2

ALLIANCE PHARMACEUTICAL CORP.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  10/06/03                 By    /s/    Duane J. Roth

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

General Instructions

1.	This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.
2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
4.	Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.
5.	Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this Chapter).

EXHIBIT 1

On June 18,2003, the Company sold certain assets to and certain liabilities were assumed by Photogen Technologies, Inc. (“Photogen”). The assets acquired by Photogen included all of the Company’s assets related to designing, developing, manufacturing, marketing, selling, licensing, supporting and maintaining its Imagent® product, an ultrasound contrast agent that was approved by the Federal Food and Drug Administration (“FDA”) for marketing in the United States in June 2002 (the “Imagent Business”). During the period between 90 and 365 days subsequent to the closing and subject to reaching satisfactory agreements with certain secured and unsecured creditors, Photogen is obligated to pay cash and issue common stock to the creditors.

Included in this transaction, was the transfer of 37 employees involved in the Imagent Business from the Company to Photogen. Previously, in October 2002, the Company had reduced its force by 44. This leaves a balance of eight Company employees with the Chairman and CEO as the sole officer. (The former President and COO remains a member of the Board of Directors.)

Because of the ongoing complicated nature and scope of the purchase of the Imagent Business, the Company has been unable to direct enough human and monetary resources toward the filing of its 10K for the fiscal year ended June 30,2003 in a timely manner without unreasonable effort or expense. It is requesting relief pursuant to Rule 12b-25(b). It does intend to file within the 15 calendar days following the prescribed due date. It has signed an engagement letter and has partially paid an upfront fee demanded by its auditors to audit the financial statements for the year ended June 30,2003.

EXHIBIT 2

The Company expects to report revenue of approximately $50,000 for the year ended June 30, 2003, as compared to revenue of approximately $10.3 million for the year ended June 30, 2002. This decrease in revenue is primarily attributable to a substantial decrease in license and research revenue from the prior year.

The Company expects to report operating expenses of approximately $23.5 million for the year ended June 30, 2003, as compared to operating expenses of approximately $43.1 million for the year ended June 30, 2002. This decrease in operating expenses is primarily attributable to a reduction in the number of the Company’s employees and the sale of a business unit on June 18, 2003.

The Company expects to report a loss from operations of approximately $23.5 million for the year ended June 30, 2003, as compared to a loss from operations of approximately $32.8 million for the year ended June 30, 2002. The Company also expects to report a loss applicable to common stock of approximately $30.7 million for the year ended June 30, 2003, as compared to a loss applicable to common stock of approximately $34.2 million for the year ended June 30, 2002. This decrease in loss is primarily attributable to the reduction in operating expenses discussed above.

The Company expects to report a net loss per share of less than $1.60 for the year ended June 30, 2003, as compared to a net loss per share of $2.37 for the year ended June 30, 2003. This decrease is primarily attributable to the reduction in operating expenses discussed above and an increase in the number of the Company’s shares of common stock outstanding.